EQUITY (Summary of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Granted	1,112,500	132,000	597,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, RSUs outstanding at the beginning of the year	846,147	1,326,433	1,225,025
Number of RSUs, Granted	1,112,500	132,000	567,000
Number of RSUs, Vested	(445,731)	(473,973)	(417,029)
Number of RSUs, Forfeited	(164,464)	(138,313)	(48,563)
Number of RSUs, RSUs outstanding at the end of the year	1,348,452	846,147	1,326,433
Weighted average grant date fair value, RSUs outstanding at the beginning of the year	4.2	3.8	3.2
Weighted average grant date fair value, Granted	3.9	4.2	5.5
Weighted average grant date fair value, Vested	3.4	3.3	2.9
Weighted average grant date fair value, Forfeited	5.1	4.0	2.7
Weighted average grant date fair value, RSUs outstanding at the end of the year	4.1	4.2	3.8
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, RSUs outstanding at the beginning of the year	32,250	42,000	17,000
Number of RSUs, Granted			30,000
Number of RSUs, Vested	(13,000)	(9,750)	(5,000)
Number of RSUs, Forfeited
Number of RSUs, RSUs outstanding at the end of the year	19,250	32,250	42,000
Weighted average grant date fair value, RSUs outstanding at the beginning of the year	4.7	4.5	2.7
Weighted average grant date fair value, Granted			5.2
Weighted average grant date fair value, Vested	4.0	3.6	2.7
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, RSUs outstanding at the end of the year	5.2	4.7	4.5